Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2016	Feb. 28, 2017	Jun. 30, 2016
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Trading Symbol	ck0001428043
Entity Registrant Name	LV Futures Fund L.P.
Entity Central Index Key	0001428043
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		5,896.014
Entity Public Float			$ 6,631,267
Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		775.513
Entity Public Float			1,502,287
Class C [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		1,439.006
Entity Public Float			1,726,587
Class Z [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		9.003
Entity Public Float			$ 133,338